Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
12	CASH AND CASH EQUIVALENTS continued

Significant non-cash transactions, which have been excluded from the consolidated statement of cash flows, are as follows:

	2020	2019
	USD	USD

Capital accruals	4,453,830	31,469,596

Purchase of property, plant and equipment financed through advances paid to contractors	14,457,767	8,335,236

Listing expenses (note 5)	-	100,122,019

Short term rent payments made by shareholders	154,279	-

Asset retirement obligation	793,779	-